Gain on Sale of Assets (Tables)	12 Months Ended
Dec. 31, 2025
Proceeds from Sale of Productive Assets [Abstract]
Summary of gain (loss) on sale of assets	Summary of the transactions is presented in the table below:

	Years Ended December 31,
	2023	2024	2025
Gain on sale of assets	$10,375	$16,555	$4,596

Vessel name	Type	Built	Gross sale price	Gain	Delivery to new owners
Pedhoulas Trader	Kamsarmax	2006	15,900	4,637	January 2023
Efrossini	Panamax	2012	22,500	3,316	July 2023
Katerina	Panamax	2004	10,200	2,422	December 2023
Total gain in 2023				$10,375

Vessel name	Type	Built	Gross sale price	Gain	Delivery to new owners
Pedhoulas Cherry	Kamsarmax	2015	26,625	2,265	February 2024
Panayiota K	Post-Panamax	2010	20,450	2,292	April 2024
Maritsa	Panamax	2005	12,200	4,324	May 2024
Paraskevi 2	Panamax	2011	20,300	7,674	July 2024
Total gain in 2024				$16,555

Vessel name	Type	Built	Gross sale price	Gain	Delivery to new owners
Pedhoulas Leader	Kamsarmax	2007	12,500	1,793	September 2025
Pedhoulas Merchant	Kamsarmax	2006	11,500	2,803	September 2025
Total gain in 2025				$4,596